Victory High Income Municipal Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg U.S. Municipal High Yield Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.32%	2.66%	4.28%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.59%	(0.43%)	2.52%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.52%	(0.47%)	2.48%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	0.55%	2.93%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	(0.26%)	2.23%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	0.75%	3.23%